Employees' Stock Option Plans (ESOP) - Summary of Stock Option Grant (Details) - shares	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	4,414,790	5,644,446	8,385,500
ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	4,340,700	5,544,366	8,161,080
Incentive Units Cash Settled
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	74,090	100,080	224,420
Salil Parekh, CEO and MD | RSU
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	260,130	226,048
U.B. Pravin Rao, COO and WTD | RSU
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	68,250	140,500
Dr.Vishal Sikka | ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants		1,201,498	241,400
Other K M P | ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	368,100	631,100	1,497,600
Employees Other Than K M P | ESOP
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	3,644,220	3,345,220	6,422,080
Other Employees | Incentive Units Cash Settled
Disclosure Of Defined Benefit Plans [Line Items]
Total grants	74,090	100,080	224,420